SCHEDULE OF SHORT-TERM BANK LOANS (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Secured short-term loans	[1]	$ 1,471,130	$ 2,144,025
Unsecured short-term loans	[2]	3,736,670	1,542,269
Add: amounts due within one year under long-term loan contracts		328,356	319,031
Total short-term bank loans		$ 5,536,156	$ 4,005,325

[1]	Detailed information of secured short-term loan balances as of June 30, 2026 and December 31, 2025 were as follows:
[2]	Unsecured short-term loans are fiduciary bank loans, bearing fixed interest rates, ranging from 3.0% to 3.6%, due within one year.